PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Cost	$ 8,513	$ 8,317
Accumulated depreciation	7,513	6,873
Depreciated cost	1,000	1,444
Depreciation expenses	668	641	$ 277
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	7,385	7,291
Accumulated depreciation	6,607	6,055
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,019	917
Accumulated depreciation	816	740
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	109	109
Accumulated depreciation	$ 90	$ 78